T. ROWE PRICE Global Value Equity Fund
January 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.4%
Common Stocks 0.4%
CIMIC Group  9,238 108
Total Australia (Cost
$148
)
108
AUSTRIA 0.7%
Common Stocks 0.7%
BAWAG Group  3,414 205
Total Austria (Cost
$153
)
205
BRAZIL 0.5%
Preferred Stocks 0.5%
Marcopolo  230,027 148
Total Brazil (Cost
$120
)
148
CANADA 3.7%
Common Stocks 3.7%
Air Canada (1) 8,109 146
Canadian Pacific Railway (USD)  4,067 290
Definity Financial (1) 2,210 50
Franco-Nevada  2,689 356
Sun Life Financial  3,500 198
Total Canada (Cost
$957
)
1,040
CHINA 2.9%
Common Stocks 2.9%
Baidu, ADR (USD) (1) 963 154
Beijing Capital International Airport, Class H (HKD) (1) 176,000 118
Hope Education Group (HKD) (2) 784,000 101
JOYY, ADR (USD)  2,479 125
Tongcheng Travel Holdings (HKD) (1) 88,000 181
Yangzijiang Shipbuilding Holdings (SGD)  145,500 140
Total China (Cost
$934
)
819

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 0.6%
Common Stocks 0.6%
Scandinavian Tobacco Group  7,907 171
Total Denmark (Cost
$163
)
171
FRANCE 1.1%
Common Stocks 1.1%
Airbus (1) 2,362 302
Total France (Cost
$226
)
302
GERMANY 1.4%
Common Stocks 0.6%
Fresenius  4,356 180
180
Preferred Stocks 0.8%
Volkswagen  1,074 224
224
Total Germany (Cost
$378
)
404
INDIA 1.7%
Common Stocks 1.7%
ICICI Bank, ADR (USD)  10,847 236
Larsen & Toubro  5,438 140
Shriram Transport Finance  6,854 114
Total India (Cost
$327
)
490
ISRAEL 0.5%
Common Stocks 0.5%
Teva Pharmaceutical Industries, ADR (USD) (1) 15,352 129
Total Israel (Cost
$167
)
129

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY 0.7%
Common Stocks 0.7%
Stellantis  10,895 210
Total Italy (Cost
$174
)
210
JAPAN 9.1%
Common Stocks 9.1%
AGC  3,900 179
Astellas Pharma  15,800 255
Descente (1) 3,300 103
Fujitsu  1,300 172
Hikari Tsushin  1,100 132
ITOCHU  7,100 228
Keisei Electric Railway  5,400 153
MatsukiyoCocokara  4,300 147
Nippon Steel  10,300 168
Nippon Telegraph & Telephone  10,900 312
NSK  25,700 175
Panasonic  18,400 203
Renesas Electronics (1) 16,900 194
SUMCO  8,300 153
Total Japan (Cost
$2,412
)
2,574
NETHERLANDS 3.1%
Common Stocks 3.1%
AerCap Holdings (USD) (1) 4,118 259
ASML Holding  324 219
Koninklijke Philips  5,258 175
Prosus  2,722 227
Total Netherlands (Cost
$646
)
880
NORWAY 0.6%
Common Stocks 0.6%
Grieg Seafood (1) 16,091 166
Total Norway (Cost
$165
)
166

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.8%
Common Stocks 0.8%
Samsung Electronics  3,655 227
Total South Korea (Cost
$177
)
227
SWEDEN 1.6%
Common Stocks 1.6%
Lundin Energy  5,000 203
Swedbank, Class A  13,299 261
Total Sweden (Cost
$328
)
464
SWITZERLAND 3.1%
Common Stocks 3.1%
Roche Holding  1,344 520
Zurich Insurance Group  723 346
Total Switzerland (Cost
$672
)
866
UNITED KINGDOM 4.0%
Common Stocks 4.0%
ASOS (1) 3,146 94
AstraZeneca  4,542 528
boohoo Group (1) 44,703 65
Compass Group  11,123 253
Informa (1) 24,953 189
Total United Kingdom (Cost
$1,138
)
1,129
UNITED STATES 59.2%
Common Stocks 59.2%
AbbVie  3,708 508
Albemarle  956 211
Alphabet, Class A (1) 187 506
American International Group  7,427 429
Anthem  1,168 515
Bright Horizons Family Solutions (1) 1,105 142
Broadcom  504 295
Centene (1) 3,922 305
CF Industries Holdings  3,571 246

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Charter Communications, Class A (1) 315 187
Chevron  4,196 551
Chubb  2,187 431
Citrix Systems  2,200 224
Equitable Holdings  5,877 198
Fiserv (1) 2,529 267
Freeport-McMoRan  4,279 159
General Electric  5,547 524
Goldman Sachs Group  903 320
Hartford Financial Services Group  5,183 372
Huntington Bancshares  14,531 219
International Flavors & Fragrances  1,738 229
JPMorgan Chase  2,507 373
Keurig Dr Pepper  11,544 438
Korn Ferry  1,742 116
L3Harris Technologies  1,578 330
Medtronic  4,049 419
Meta Platforms, Class A (1) 955 299
Microsoft  1,848 575
Morgan Stanley  2,970 305
NextEra Energy  5,947 465
PACCAR  2,545 237
Packaging Corp. of America  1,892 285
Pfizer  7,059 372
Public Service Enterprise Group  6,694 445
QUALCOMM  1,736 305
RenaissanceRe Holdings  1,370 215
salesforce.com (1) 700 163
Sempra Energy  2,828 391
Southern  6,286 437
State Street  4,668 441
T-Mobile U.S. (1) 3,180 344
Thermo Fisher Scientific  1,013 589
United Parcel Service, Class B  1,404 284
UnitedHealth Group  1,533 724
Walmart  2,989 418
Walt Disney (1) 1,483 212
Wells Fargo  9,422 507
Welltower, REIT  3,118 270
Total United States (Cost
$13,850
)
16,797

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4) 1,241,733 1,242
Total Short-Term Investments (Cost $1,242) 1,242
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4) 5,430 5
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 5
Total Securities Lending Collateral (Cost $5) 5
Total Investments in Securities 100.1%
(Cost $24,382) $ 28,376
Other Assets Less Liabilities (0.1)% (27)
Net Assets 100.0% $ 28,349
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ — ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 32 ¤ ¤ $ 1,247
T. Rowe Price Short-Term Fund 634 ¤ ¤ —
Total $ 1,247 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,247.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments
8
T. Rowe Price Global Value Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Value Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F1231-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 17,990 $ 8,767 $ — $ 26,757
Preferred Stocks — 372 — 372
Short-Term Investments 1,242 — — 1,242
Securities Lending Collateral 5 — — 5
Total $ 19,237 $ 9,139 $ — $ 28,376